Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

3.      ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of
	December 31, 2022	December 31, 2023
Accounts Receivable(i)	$498,920	$277,670
Allowance for doubtful accounts	(50,850)	(71,341)
Accounts receivable, net	$448,070	$206,329

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(i)      All accounts receivables are mainly from sales of FTTPS.

The movement of allowance for doubtful accounts is as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2023
Balance at beginning of the year	$(38,593)	$(50,850)
Provision	(15,520)	(21,517)
Exchange rate effect	3,263	1,026
Balance at end of the year	$(50,850)	$(71,341)